Agreements and Transactions with Affiliates - Balances with Affiliates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Accounts receivable	$ 212	$ 132
Accounts payable	43	72
DCP Midstream, LLC [Member]
Related Party Transaction [Line Items]
Accounts receivable	211	132
Accounts payable	37	66
Unrealized gains on derivative instruments - current	79	48
Unrealized gains on derivative instruments - long-term	81	64
Unrealized losses on derivative instruments - current	18	(11)
Unrealized losses on derivative instruments - long-term	1	0
Spectra Energy [Member]
Related Party Transaction [Line Items]
Accounts receivable	1	0
Accounts payable	6	5
Unconsolidated Affiliates [Member]
Related Party Transaction [Line Items]
Accounts payable	$ 0	$ 1